Submission	Mar. 04, 2025
Submission [Line Items]
Central Index Key	0001633917
Registrant Name	PAYPAL HOLDINGS, INC.
Registration File Number	333-284693
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES